united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23435

Zacks Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street Suite 4350, Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

Corporation Trust Company
1209 Orange Street Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-265-9359

Date of fiscal year end: 11/30

Date of reporting period: 5/31/25

Item 1. Reports to Stockholders.

(a)

Zacks Earnings Consistent Portfolio ETF

(ZECP) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Zacks Earnings Consistent Portfolio ETF for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Earnings Consistent Portfolio ETF	$27	0.55%

Fund Statistics

Net Assets	$232,796,808
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$468,473
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
27.9%
Financials
17.8%
Health Care
13.0%
Industrials
10.1%
Consumer Staples
8.9%
Communications
7.9%
Consumer Discretionary
6.3%
Utilities
4.8%
Real Estate
1.6%
Other Assets in Excess of Liabilities
1.7%

Value	Value
Other Assets in Excess of Liabilities	1.7%
Real Estate	1.6%
Utilities	4.8%
Consumer Discretionary	6.3%
Communications	7.9%
Consumer Staples	8.9%
Industrials	10.1%
Health Care	13.0%
Financials	17.8%
Technology	27.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	6.4%
Apple, Inc.	5.6%
Alphabet, Inc., Class A	4.6%
Netflix, Inc.	3.3%
JPMorgan Chase & Company	3.1%
Walmart, Inc.	3.0%
Procter & Gamble Company (The)	2.7%
American Express Company	2.6%
Caterpillar, Inc.	2.4%
Home Depot, Inc. (The)	2.3%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Zacks Earnings Consistent Portfolio ETF

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Earnings Consistent Portfolio ETF for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-ZECP

Zacks Focus Growth ETF

(GROZ) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Zacks Focus Growth ETF for the period of December 4, 2024 to May 31, 2025. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Focus Growth ETF	$27	0.55%

* Expenses for the full reporting period would be higher.

Fund Statistics

Net Assets	$25,364,911
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$127,815
Portfolio Turnover	40%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
46.9%
Communications
18.7%
Consumer Discretionary
11.6%
Health Care
6.7%
Consumer Staples
5.3%
Industrials
5.0%
Financials
2.2%
Other Assets in Excess of Liabilities
3.6%

Value	Value
Other Assets in Excess of Liabilities	3.6%
Financials	2.2%
Industrials	5.0%
Consumer Staples	5.3%
Health Care	6.7%
Consumer Discretionary	11.6%
Communications	18.7%
Technology	46.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	10.0%
NVIDIA Corporation	9.2%
Microsoft Corporation	9.2%
Amazon.com, Inc.	6.3%
Alphabet, Inc., Class A	5.9%
Meta Platforms, Inc., Class A	5.6%
Netflix, Inc.	4.5%
Tesla, Inc.	4.4%
Broadcom, Inc.	4.3%
Costco Wholesale Corporation	3.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Zacks Focus Growth ETF

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Focus Growth ETF for the period of December 4, 2024 to May 31, 2025. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-GROZ

Zacks Small/Mid Cap ETF

(SMIZ) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Zacks Small/Mid Cap ETF for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Small/Mid Cap ETF	$26	0.55%

Fund Statistics

Net Assets	$122,645,241
Number of Portfolio Holdings	199
Advisory Fee (net of waivers)	$202,403
Portfolio Turnover	102%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
17.9%
Financials
16.3%
Industrials
13.7%
Health Care
12.4%
Consumer Discretionary
10.0%
Consumer Staples
7.2%
Materials
5.3%
Utilities
5.1%
Real Estate
4.3%
Energy
3.5%
Communications
3.0%
Other Assets in Excess of Liabilities
1.3%

Value	Value
Other Assets in Excess of Liabilities	1.3%
Communications	3.0%
Energy	3.5%
Real Estate	4.3%
Utilities	5.1%
Materials	5.3%
Consumer Staples	7.2%
Consumer Discretionary	10.0%
Health Care	12.4%
Industrials	13.7%
Financials	16.3%
Technology	17.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
EMCOR Group, Inc.	1.7%
Stride, Inc.	1.1%
McKesson Corporation	1.1%
Onity Group, Inc.	1.0%
Amphenol Corporation, Class A	1.1%
Insulet Corporation	1.0%
Badger Meter, Inc.	1.0%
National Fuel Gas Company	1.0%
Northern Trust Corporation	1.0%
Premier, Inc., Class A	1.0%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Zacks Small/Mid Cap ETF

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Small/Mid Cap ETF for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-SMIZ

(b)	Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Zacks Earnings Consistent Portfolio ETF
(ZECP)

Zacks Small/Mid Cap ETF
(SMIZ)

Zacks Focus Growth ETF
(GROZ)

Semi-Annual Financial Statements and Additional
Information

May 31, 2025

1-855-813-3507
www.ZacksETFs.com

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3%
	AEROSPACE & DEFENSE - 2.5%
7,604	General Dynamics Corporation	$2,117,638
26,682	RTX Corporation	3,641,559
		5,759,197
	ASSET MANAGEMENT - 2.7%
8,386	Ameriprise Financial, Inc.	4,270,486
2,122	Blackrock, Inc.	2,079,327
		6,349,813
	BANKING - 5.3%
27,329	JPMorgan Chase & Company	7,214,856
13,414	PNC Financial Services Group, Inc. (The)	2,331,487
69,774	Truist Financial Corporation	2,756,073
		12,302,416
	BEVERAGES - 1.3%
23,616	PepsiCo, Inc.	3,104,323

	BIOTECH & PHARMA - 6.0%
9,916	Amgen, Inc.	2,857,593
29,735	Bristol-Myers Squibb Company	1,435,606
6,772	Eli Lilly & Company	4,995,501
20,243	Johnson & Johnson	3,141,916
17,915	Merck & Company, Inc.	1,376,589
		13,807,205
	COMMERCIAL SUPPORT SERVICES - 4.3%
22,466	Cintas Corporation	5,088,550
19,186	Republic Services, Inc.	4,936,366
		10,024,916
	DIVERSIFIED INDUSTRIALS - 1.0%
19,105	Emerson Electric Company	2,280,755

	ELECTRIC UTILITIES - 3.7%
41,842	American Electric Power Company, Inc.	4,330,228
24,940	NextEra Energy, Inc.	1,761,762
28,150	Southern Company (The)	2,533,500
		8,625,490

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	FOOD - 1.1%
16,294	Hershey Company (The)	$2,618,283

	GAS & WATER UTILITIES - 1.1%
17,576	American Water Works Company, Inc.	2,512,841

	HEALTH CARE FACILITIES & SERVICES - 2.5%
24,256	Cardinal Health, Inc.	3,746,096
8,496	Labcorp Holdings, Inc.	2,115,249
38	UnitedHealth Group, Inc.	11,473
		5,872,818
	HOUSEHOLD PRODUCTS - 3.6%
17,322	Church & Dwight Company, Inc.	1,702,926
37,349	Procter & Gamble Company (The)	6,345,222
		8,048,148
	INDUSTRIAL REIT - 0.7%
14,238	Prologis, Inc.	1,546,247

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
13,327	Nasdaq, Inc.	1,113,338

	INSURANCE - 6.7%
36,470	Hartford Financial Services Group, Inc. (The)	4,735,265
21,434	Marsh & McLennan Companies, Inc.	5,008,267
39,131	MetLife, Inc.	3,074,914
36,984	W R Berkley Corporation	2,762,335
		15,580,781
	INTERNET MEDIA & SERVICES - 7.9%
62,047	Alphabet, Inc., Class A	10,655,952
6,353	Netflix, Inc.(a)	7,669,532
		18,325,484
	LEISURE FACILITIES & SERVICES - 2.4%
11,636	Marriott International, Inc., Class A	3,069,926
8,208	McDonald’s Corporation	2,576,081
		5,646,007

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	MACHINERY - 2.4%
16,049	Caterpillar, Inc.	$5,585,533

	MEDICAL EQUIPMENT & DEVICES - 4.5%
21,946	Abbott Laboratories	2,931,547
30,008	Boston Scientific Corporation(a)	3,158,642
6,905	Stryker Corporation	2,642,129
4,551	Thermo Fisher Scientific, Inc.	1,833,234
		10,565,552
	RESIDENTIAL REIT - 0.9%
13,443	Mid-America Apartment Communities, Inc.	2,105,846

	RETAIL - CONSUMER STAPLES - 2.9%
69,464	Walmart, Inc.	6,857,486

	RETAIL - DISCRETIONARY - 3.9%
14,774	Home Depot, Inc. (The)	5,441,116
29,043	TJX Companies, Inc. (The)	3,685,557
		9,126,673
	SEMICONDUCTORS - 2.5%
22,489	Applied Materials, Inc.	3,525,151
12,199	Texas Instruments, Inc.	2,230,587
		5,755,738
	SOFTWARE - 13.6%
10,386	Cadence Design Systems, Inc.(a)	2,981,509
4,437	Intuit, Inc.	3,343,146
32,416	Microsoft Corporation	14,923,030
19,774	Oracle Corporation	3,273,190
9,511	Salesforce, Inc.	2,523,934
10,279	Synopsys, Inc.(a)	4,769,250
		31,814,059
	SPECIALTY FINANCE - 2.6%
20,851	American Express Company	6,131,237

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TECHNOLOGY HARDWARE - 6.8%
64,598	Apple, Inc.	$12,974,508
48,376	Cisco Systems, Inc.	3,049,623
		16,024,131
	TECHNOLOGY SERVICES - 4.9%
11,104	Accenture PLC, Class A	3,517,970
13,686	Fiserv, Inc.(a)	2,227,944
9,208	International Business Machines Corporation	2,385,424
6,672	Moody’s Corporation	3,198,023
		11,329,361

	TOTAL COMMON STOCKS (Cost $205,952,377)	228,813,678

	TOTAL INVESTMENTS - 98.3% (Cost $205,952,377)	$228,813,678
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%	3,983,130
	NET ASSETS - 100.0%	$232,796,808

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7%
	AEROSPACE & DEFENSE - 0.3%
28,024	Archer Aviation, Inc., Class A(a)	$282,762
8,068	Virgin Galactic Holdings, Inc.(a)	25,898
		308,660
	APPAREL & TEXTILE PRODUCTS - 0.2%
2,657	Deckers Outdoor Corporation(a)	280,367

	AUTOMOTIVE - 0.4%
79,770	Aurora Innovation, Inc.(a)	483,406

	BANKING - 5.9%
29,606	Bank of Marin Bancorp	630,904
6,675	City Holding Company	786,916
50,685	Colony Bankcorp, Inc.	774,974
31,993	ConnectOne Bancorp, Inc.	734,879
25,213	First Horizon Corporation	501,234
9,062	Guaranty Bancshares, Inc.	374,623
10,081	Northrim BanCorp, Inc.	923,420
17,780	Origin Bancorp, Inc.	606,120
7,831	SmartFinancial, Inc.	248,869
14,090	Southern First Bancshares, Inc., 151938513(a)	508,226
22,951	Synovus Financial Corporation	1,097,747
		7,187,912
	BEVERAGES - 0.9%
20,671	Molson Coors Beverage Company, Class B	1,107,759

	BIOTECH & PHARMA - 2.7%
48,401	ADMA Biologics, Inc.(a)	960,277
143,759	Allogene Therapeutics, Inc.(a)	168,198
1,688	Alnylam Pharmaceuticals, Inc.(a)	514,097
29,579	Arvinas, Inc.(a)	212,969
3,363	BioMarin Pharmaceutical, Inc.(a)	195,289
11,505	Janux Therapeutics, Inc.(a)	273,819
37,849	Rigel Pharmaceuticals, Inc.(a)	726,701
3,948	TG Therapeutics, Inc.(a)	138,614

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	BIOTECH & PHARMA - 2.7% (Continued)
3,652	Vaxcyte, Inc.(a)	$118,653
		3,308,617
	CHEMICALS - 3.0%
25,690	Axalta Coating Systems Ltd.(a)	791,252
3,091	CF Industries Holdings, Inc.	280,385
5,248	DuPont de Nemours, Inc.	350,566
14,334	Ingevity Corporation(a)	592,998
8,783	International Flavors & Fragrances, Inc.	672,426
69,404	Perimeter Solutions, Inc.(a)	837,707
30,160	Rayonier Advanced Materials, Inc.(a)	116,116
		3,641,450
	COMMERCIAL SUPPORT SERVICES - 0.4%
4,011	Casella Waste Systems, Inc., Class A(a)	470,129

	CONSTRUCTION MATERIALS - 0.4%
1,196	Carlisle Companies, Inc.	454,695

	CONSUMER SERVICES - 1.3%
22,983	Coursera, Inc.(a)	203,400
9,065	Stride, Inc.(a)	1,372,350
		1,575,750
	ELECTRIC UTILITIES - 1.9%
4,136	CenterPoint Energy, Inc.	154,025
3,043	Constellation Energy Corporation	931,614
8,859	Edison International	493,003
4,965	Vistra Corporation	797,230
		2,375,872
	ELECTRICAL EQUIPMENT - 5.5%
2,903	Acuity, Inc.	754,461
26,509	Allient, Inc.	805,874
14,251	Amphenol Corporation, Class A	1,281,593
5,123	Badger Meter, Inc.	1,271,631
1,692	Hubbell, Inc.	659,169
15,339	NEXTracker, Inc., Class A(a)	869,568

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	ELECTRICAL EQUIPMENT - 5.5% (Continued)
1,753	Powell Industries, Inc.	$297,291
3,837	Watts Water Technologies, Inc., Class A	929,014
		6,868,601
	ENGINEERING & CONSTRUCTION - 3.4%
1,838	Comfort Systems USA, Inc.	878,987
4,295	EMCOR Group, Inc.	2,026,639
5,232	MasTec, Inc.(a)	815,826
2,843	Sterling Infrastructure, Inc.(a)	534,512
		4,255,964
	ENTERTAINMENT CONTENT - 0.8%
2,290	AppLovin Corporation, Class A(a)	899,970
833	Fox Corporation, Class B	41,883
		941,853
	FOOD - 2.7%
6,222	Cal-Maine Foods, Inc.	596,876
5,219	Lancaster Colony Corporation	873,661
7,171	McCormick & Company, Inc.	521,547
12,690	Phibro Animal Health Corporation, Class A	309,890
5,057	Pilgrim’s Pride Corporation	248,602
14,984	Tyson Foods, Inc., Class A	841,501
		3,392,077
	GAS & WATER UTILITIES - 3.2%
4,953	American Water Works Company, Inc.	708,130
14,957	National Fuel Gas Company	1,234,552
20,811	New Jersey Resources Corporation	955,017
25,167	NiSource, Inc.	995,103
		3,892,802
	HEALTH CARE FACILITIES & SERVICES - 6.2%
5,790	Addus HomeCare Corporation(a)	642,169
3,401	Cencora, Inc.	990,507
8,147	HealthEquity, Inc.(a)	819,670
1,835	McKesson Corporation	1,320,300
1,864	Medpace Holdings, Inc.(a)	549,694
18,793	Option Care Health, Inc.(a)	614,155

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 6.2% (Continued)
52,824	Premier, Inc., Class A	$1,213,896
3,028	Tenet Healthcare Corporation(a)	511,036
12,524	US Physical Therapy, Inc.	939,175
		7,600,602
	HEALTH CARE REIT - 0.6%
20,313	Omega Healthcare Investors, Inc.	751,581

	HOME & OFFICE PRODUCTS - 0.2%
2,619	SharkNinja, Inc.(a)	240,765

	HOME CONSTRUCTION - 0.7%
2,031	Cavco Industries, Inc.(a)	880,631

	HOUSEHOLD PRODUCTS - 1.5%
33,805	Central Garden & Pet Company, Class A(a)	1,080,745
10,164	Edgewell Personal Care Company	280,730
48,320	Nu Skin Enterprises, Inc., Class A	417,002
		1,778,477
	INDUSTRIAL INTERMEDIATE PROD - 0.5%
16,861	Insteel Industries, Inc.	590,472

	INSTITUTIONAL FINANCIAL SERVICES - 2.6%
2,286	Cboe Global Markets, Inc.	523,768
3,856	Interactive Brokers Group, Inc., Class A	808,526
11,385	Northern Trust Corporation	1,215,235
2,408	Piper Sandler Companies	605,492
		3,153,021
	INSURANCE - 4.1%
3,477	Allstate Corporation (The)	729,718
4,304	Arch Capital Group Ltd.	409,052
2,621	Assurant, Inc.	532,011
5,852	Assured Guaranty Ltd.	494,787
2,763	Axis Capital Holdings LTD.	286,799
2,506	Brown & Brown, Inc.	282,927

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	INSURANCE - 4.1% (Continued)
6,522	Hartford Financial Services Group, Inc. (The)	$846,816
4,184	Kemper Corporation	266,646
2,166	Primerica, Inc.	586,120
21,466	United Fire Group, Inc.	610,708
		5,045,584
	INTERNET MEDIA & SERVICES - 0.8%
16,351	EverQuote, Inc.(a)	376,891
12,504	HealthStream, Inc.	350,362
14,946	TripAdvisor, Inc.(a)	212,831
		940,084
	LEISURE FACILITIES & SERVICES - 4.8%
28,695	Atlanta Braves Holdings, Inc., Class C(a)	1,165,304
16,841	BJ’s Restaurants, Inc.(a)	751,277
3,809	Brinker International, Inc.(a)	657,548
2,880	Darden Restaurants, Inc.	616,925
7,472	Life Time Group Holdings, Inc.(a)	213,699
24,500	Madison Square Garden Entertainment Corporation(a)	909,195
124	Madison Square Garden Sports Corporation(a)	23,546
27,697	Norwegian Cruise Line Holdings Ltd.(a)	488,852
3,804	Royal Caribbean Cruises Ltd.	977,514
		5,803,860
	LEISURE PRODUCTS - 0.1%
23,348	Peloton Interactive, Inc., Class A(a)	165,771

	MACHINERY - 0.7%
32,813	Mueller Water Products, Inc. - Series A	804,903

	MEDICAL EQUIPMENT & DEVICES - 3.5%
5,877	ICU Medical, Inc.(a)	792,571
3,519	Illumina, Inc.(a)	289,403
1,803	Inspire Medical Systems, Inc.(a)	249,175
3,917	Insulet Corporation(a)	1,273,142
4,098	Masimo Corporation(a)	665,925
2,601	ResMed, Inc.	636,699

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.5% (Continued)
12,437	Veracyte, Inc.(a)	$330,949
		4,237,864
	METALS & MINING - 1.0%
40,551	Coeur Mining, Inc.(a)	327,652
50,651	Hecla Mining Company	260,346
57,748	SSR Mining, Inc.(a)	683,159
		1,271,157
	MORTGAGE FINANCE - 1.4%
46,325	Annaly Capital Management, Inc.	877,858
80,101	Two Harbors Investment Corporation	848,270
		1,726,128
	OIL & GAS PRODUCERS - 3.4%
810	Antero Resources Corporation(a)	30,335
3,629	Cheniere Energy, Inc.	860,037
13,336	EQT Corporation	735,214
4,029	Expand Energy Corporation	467,888
2,430	Murphy USA, Inc.	1,037,099
18,928	Williams Companies, Inc. (The)	1,145,332
		4,275,905
	PUBLISHING & BROADCASTING - 1.4%
5,775	New York Times Company (The), Class A	329,868
17,271	News Corporation, Class A	487,733
59,209	TEGNA, Inc.	989,974
		1,807,575
	REAL ESTATE INVESTMENT TRUSTS - 0.2%
87,560	Claros Mortgage Trust, Inc.	225,029

	REAL ESTATE OWNERS & DEVELOPERS - 0.6%
11,479	Howard Hughes Holdings, Inc.(a)	784,131

	REAL ESTATE SERVICES - 0.5%
52,033	Newmark Group, Inc., Class A	572,883

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	RENEWABLE ENERGY - 0.1%
9,948	Sunrun, Inc.(a)	$74,511

	RETAIL - CONSUMER STAPLES - 2.1%
3,147	BJ’s Wholesale Club Holdings, Inc.(a)	356,272
8,930	Hims & Hers Health, Inc.(a)	505,081
12,533	Kroger Company (The)	855,127
4,904	Sprouts Farmers Market, Inc.(a)	847,705
		2,564,185
	RETAIL - DISCRETIONARY - 2.1%
5,192	Abercrombie & Fitch Company, Class A(a)	407,520
2,442	Carvana Company(a)	798,925
21,043	Gap, Inc. (The)	469,469
12,077	Urban Outfitters, Inc.(a)	844,182
		2,520,096
	RETAIL REIT - 0.9%
4,853	Alexander’s, Inc.	1,092,848

	SEMICONDUCTORS - 1.2%
7,806	Azenta, Inc.(a)	208,576
8,314	Cirrus Logic, Inc.(a)	817,766
8,642	Lattice Semiconductor Corporation(a)	388,371
		1,414,713
	SOFTWARE - 8.9%
14,074	ACI Worldwide, Inc.(a)	651,063
5,671	Doximity, Inc., Class A(a)	295,402
21,452	Dropbox, Inc., Class A(a)	619,105
5,178	Elastic N.V.(a)	418,745
7,400	Five9, Inc.(a)	196,174
4,792	Fortinet, Inc.(a)	487,730
8,852	Gitlab, Inc., Class A(a)	402,855
4,728	Guidewire Software, Inc.(a)	1,016,614
63,946	Health Catalyst, Inc.(a)	242,995
19,884	IonQ, Inc.(a)	802,121
5,924	Okta, Inc.(a)	611,179

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	SOFTWARE - 8.9% (Continued)
100,989	Olo, Inc.(a)	$879,613
5,169	Omnicell, Inc.(a)	156,983
11,385	Phreesia, Inc.(a)	278,819
3,719	Qualys, Inc.(a)	515,267
4,751	SPS Commerce, Inc.(a)	668,751
11,006	Upstart Holdings, Inc.(a)	519,153
10,731	Waystar Holding Corporation(a)	429,025
46,690	Weave Communications, Inc.(a)	450,559
8,505	Zoom Video Communications, Inc.(a)	691,031
2,591	Zscaler, Inc.(a)	714,339
		11,047,523
	SPECIALTY FINANCE - 2.3%
1,894	FTAI Aviation Ltd.	221,882
45,876	New Residential Investment Corporation	511,517
35,066	Onity Group, Inc.(a)	1,299,546
62,312	SoFi Technologies, Inc.(a)	828,750
		2,861,695
	SPECIALTY REIT - 1.3%
18,060	EPR Properties	1,005,761
43,284	Postal Realty Trust, Inc., Class A	599,051
		1,604,812
	SPECIALTY REITS - 0.2%
2,502	Iron Mountain, Inc.	246,972

	STEEL - 0.9%
2,782	Carpenter Technology Corporation	653,770
10,933	Northwest Pipe Company(a)	422,451
		1,076,221
	TECHNOLOGY HARDWARE - 4.7%
12,431	Arista Networks, Inc.(a)	1,077,021
16,267	Corning, Inc.	806,681
14,918	Credo Technology Group Holding Ltd.(a)	909,401
3,127	Fabrinet(a)	728,184
1,980	Garmin Ltd.	401,881

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TECHNOLOGY HARDWARE - 4.7% (Continued)
2,817	InterDigital, Inc.	$612,021
6,835	NetApp, Inc.	677,759
1,264	Ubiquiti, Inc.	499,647
		5,712,595
	TECHNOLOGY SERVICES - 3.1%
8,266	Affirm Holdings, Inc., Class A(a)	429,005
3,700	Booz Allen Hamilton Holding Corporation	393,125
2,355	Coinbase Global, Inc., Class A(a)	580,790
9,676	EVERTEC, Inc.	350,561
5,268	Leidos Holdings, Inc.	782,404
20,335	LiveRamp Holdings, Inc.(a)	662,515
33,017	Riot Blockchain, Inc.(a)	266,447
70,938	Unisys Corporation(a)	338,374
		3,803,221
	TRANSPORTATION & LOGISTICS - 2.4%
5,179	CH Robinson Worldwide, Inc.	497,029
4,284	Expeditors International of Washington, Inc.	482,935
5,080	Forward Air Corporation(a)	85,242
9,164	Golar LNG Ltd.	377,190
9,299	Matson, Inc.	1,049,393
12,345	Southwest Airlines Company	412,076
		2,903,865
	TRANSPORTATION EQUIPMENT - 0.5%
2,951	Westinghouse Air Brake Technologies Corporation	597,046

	WHOLESALE - DISCRETIONARY - 0.2%
10,384	G-III Apparel Group Ltd.(a)	301,655

	TOTAL COMMON STOCKS (Cost $116,423,863)	121,024,295

	TOTAL INVESTMENTS - 98.7% (Cost $116,423,863)	$121,024,295
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%	1,620,946
	NET ASSETS - 100.0%	$122,645,241

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.4%
	AEROSPACE & DEFENSE - 1.0%
1,553	Howmet Aerospace, Inc.	$263,839

	AUTOMOTIVE - 4.4%
3,195	Tesla, Inc.(a)	1,106,940

	BEVERAGES - 0.5%
1,772	Coca-Cola Company (The)	127,761

	BIOTECH & PHARMA - 3.7%
1,249	AbbVie, Inc.	232,451
943	Eli Lilly & Company	695,623
		928,074
	COMMERCIAL SUPPORT SERVICES - 0.9%
975	Cintas Corporation	220,838

	DIVERSIFIED INDUSTRIALS - 1.2%
1,308	General Electric Company	321,650

	E-COMMERCE DISCRETIONARY - 6.3%
7,841	Amazon.com, Inc.(a)	1,607,483

	ELECTRICAL EQUIPMENT - 0.9%
2,415	Amphenol Corporation, Class A	217,181

	ENGINEERING & CONSTRUCTION - 1.0%
536	EMCOR Group, Inc.	252,917

	HEALTH CARE FACILITIES & SERVICES - 2.2%
1,072	Cardinal Health, Inc.	165,560
685	Cencora, Inc.	199,499
650	UnitedHealth Group, Inc.	196,242
		561,301
	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
753	Goldman Sachs Group, Inc. (The)	452,139

See accompanying notes which are an integral part of these financial statements.

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.2% (Continued)
872	Morgan Stanley	$111,642
		563,781
	INTERNET MEDIA & SERVICES - 18.7%
8,747	Alphabet, Inc., Class A	1,502,209
669	DoorDash, Inc., Class A(a)	139,587
2,185	Meta Platforms, Inc., Class A	1,414,766
948	Netflix, Inc.(a)	1,144,454
570	Spotify Technology S.A.(a)	379,130
1,823	Uber Technologies, Inc.(a)	153,424
		4,733,570
	MEDICAL EQUIPMENT & DEVICES - 0.9%
408	Intuitive Surgical, Inc.(a)	225,355

	RETAIL - CONSUMER STAPLES - 4.8%
914	Casey’s General Stores, Inc.	400,113
780	Costco Wholesale Corporation	811,340
		1,211,453
	RETAIL - DISCRETIONARY - 0.9%
406	Home Depot, Inc. (The)	149,526
611	TJX Companies, Inc. (The)	77,536
		227,062
	SEMICONDUCTORS - 15.2%
4,519	Broadcom, Inc.	1,093,914
1,206	Lam Research Corporation	97,433
17,354	NVIDIA Corporation	2,345,045
2,214	QUALCOMM, Inc.	321,473
		3,857,865
	SOFTWARE - 14.5%
2,880	Fortinet, Inc.(a)	293,126
5,059	Microsoft Corporation	2,328,961
1,469	Okta, Inc.(a)	151,557
817	Oracle Corporation	135,238
2,998	Palantir Technologies, Inc.(a)	395,076
692	Salesforce, Inc.	183,636

See accompanying notes which are an integral part of these financial statements.

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	SOFTWARE - 14.5% (Continued)
725	Veeva Systems, Inc., Class A(a)	$202,783
		3,690,377
	TECHNOLOGY HARDWARE - 13.4%
12,653	Apple, Inc.	2,541,354
4,068	Arista Networks, Inc.(a)	352,452
628	Motorola Solutions, Inc.	260,859
613	Ubiquiti, Inc.	242,313
		3,396,978
	TECHNOLOGY SERVICES - 3.7%
695	Mastercard, Inc., Class A	406,992
1,477	Visa, Inc., Class A	539,386
		946,378

	TOTAL COMMON STOCKS (Cost $23,178,222)	24,460,803

	TOTAL INVESTMENTS - 96.4% (Cost $23,178,222)	$24,460,803
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.6%	904,108
	NET ASSETS - 100.0%	$25,364,911

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Zacks ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2025

	Zacks Earnings
	Consistent Portfolio	Zacks Small/Mid Cap	Zacks Focus Growth
	ETF	ETF	ETF
ASSETS
Investment securities:
At cost	$205,952,377	$116,423,863	$23,178,222
At fair value	$228,813,678	$121,024,295	$24,460,803
Cash	3,913,775	1,712,418	945,053
Receivable for fund shares sold	1,585,449	—	—
Dividends receivable	335,735	80,136	11,473
Receivable due from Advisor	—	—	24,594
TOTAL ASSETS	234,648,637	122,816,849	25,441,923

LIABILITIES
Payable for securities purchased	1,535,848	—	—
Investment advisory fees payable	158,387	61,580	—
Payable to related parties	32,322	19,890	37,150
Accrued expenses and other liabilities	125,272	90,138	39,862
TOTAL LIABILITIES	1,851,829	171,608	77,012
NET ASSETS	$232,796,808	$122,645,241	$25,364,911

Net Assets Consist Of:
Paid in capital	$212,629,894	$118,321,491	$24,688,477
Accumulated earnings	20,166,914	4,323,750	676,434
NET ASSETS	$232,796,808	$122,645,241	$25,364,911

Net Asset Value Per Share:
Net Assets	$232,796,808	$122,645,241	$25,364,911
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,579,000	3,775,000	1,025,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$30.72	$32.49	$24.75

See accompanying notes which are an integral part of these financial statements.

Zacks ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Period or Six Months Ended May 31, 2025 *

	Zacks Earnings
	Consistent Portfolio	Zacks Small/Mid Cap	Zack Focus Growth
	ETF	ETF	ETF *
INVESTMENT INCOME
Dividends	$1,645,234	$839,894	$46,447
Interest	—	—	5,100
Foreign withholding taxes	—	(16)	—
TOTAL INVESTMENT INCOME	1,645,234	839,878	51,547

EXPENSES
Investment advisory fees	471,649	242,803	29,125
Administrative services fees	40,285	24,562	32,975
Custodian fees	18,902	37,556	12,123
Trustees fees and expenses	18,515	3,083	6,547
Legal fees	11,504	12,116	9,698
Compliance officer fees	8,756	1,875	9,698
Audit fees	8,501	9,012	8,604
Printing and postage expenses	5,972	3,793	5,163
Transfer agent fees	5,879	5,342	5,820
Insurance expense	—	—	3,637
Other expenses	3,222	4,137	4,425
TOTAL EXPENSES	593,185	344,279	127,815
Fees Waived by the Advisor	(3,176)	(40,400)	(29,125)
Fees Reimbursed by the Advisor	—	—	(61,939)
NET EXPENSES	590,009	303,879	36,751
NET INVESTMENT INCOME	1,055,225	535,999	14,796

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from:
Investments	(3,275,254)	(1,844,844)	(671,816)
Investments delivered in-kind	2,836,583	1,143,773	50,873
	(438,671)	(701,071)	(620,943)
Net change in unrealized appreciation on investments	(9,364,079)	(10,757,846)	1,282,581
	(9,802,750)	(11,458,917)	661,638

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(9,802,750)	(11,458,917)	661,638

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,747,525)	$(10,922,918)	$676,434

*	Zacks Focus Growth ETF commenced operations on December 4, 2024.

See accompanying notes which are an integral part of these financial statements.

Zacks Earnings Consistent Portfolio ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The	For The
	Six Months Ended	Period Ended	Year Ended
	May 31, 2025	November 30, 2024 *	January 31, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,055,225	$1,140,087	$616,233
Net realized gain (loss) from security transactions	(438,671)	3,383,397	(1,443,388)
Net change in unrealized appreciation (depreciation) of investments	(9,364,079)	23,892,765	8,764,876
Net increase (decrease) in net assets resulting from operations	(8,747,525)	28,416,249	7,937,721

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,289,179)	—	(579,145)
Net decrease in net assets resulting from distributions to shareholders	(1,289,179)	—	(579,145)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	50,414,094	99,669,739	61,740,809
Payments for shares redeemed:	(10,655,215)	(16,164,249)	(655,191)
Transaction fees (Note 7)	18,800	32,000	17,600
Net increase in net assets resulting from shares of beneficial interest	39,777,679	83,537,490	61,103,218

TOTAL INCREASE IN NET ASSETS	29,740,975	111,953,739	68,461,794

NET ASSETS
Beginning of Period	203,055,833	91,102,094	22,640,300
End of Period	$232,796,808	$203,055,833	$91,102,094

SHARE ACTIVITY
Shares sold	1,625,000	3,425,000	2,500,000
Shares redeemed	(350,000)	(550,000)	(25,000)
Net increase in shares of beneficial interest outstanding	1,275,000	2,875,000	2,475,000

*	For the period February 1, 2024 to November 30, 2024. Effective February 1, 2024, the Fund changed its fiscal year end. See Note 1.

See accompanying notes which are an integral part of these financial statements.

Zacks Small/Mid Cap ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Six Months Ended	Year Ended
	May 31, 2025	November 30, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$535,999	$355,090
Net realized gain (loss) from security transactions	(701,071)	1,817,955
Net change in unrealized appreciation (depreciation) of investments	(10,757,846)	15,209,740
Net increase (decrease) in net assets resulting from operations	(10,922,918)	17,382,785

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,545,216)	(9,090)
Net decrease in net assets resulting from distributions to shareholders	(1,545,216)	(9,090)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	46,438,232	75,784,849
Payments for shares redeemed:	(9,096,101)	(3,923,435)
Transaction fees (Note 7)	16,000	24,400
Net increase in net assets resulting from shares of beneficial interest	37,358,131	71,885,814

TOTAL INCREASE IN NET ASSETS	24,889,997	89,259,509

NET ASSETS
Beginning of Period	97,755,244	8,495,735
End of Period	$122,645,241	$97,755,244

SHARE ACTIVITY
Shares sold	1,400,000	2,475,000
Shares redeemed	(300,000)	(125,000)
Net increase in shares of beneficial interest outstanding	1,100,000	2,350,000

*	Commencement of Operations was October 2, 2023.

See accompanying notes which are an integral part of these financial statements.

Zacks Focus Growth ETF
STATEMENTS OF CHANGES IN NET ASSETS

For The
Six Months Ended
May 31, 2025*
(Unaudited)
FROM OPERATIONS
Net investment income	$14,796
Net realized loss from security transactions	(620,943)
Net change in unrealized appreciation of investments	1,282,581
Net increase in net assets resulting from operations	676,434

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	25,927,921
Payments for shares redeemed:	(1,249,844)
Transaction fees (Note 7)	10,400
Net increase in net assets resulting from shares of beneficial interest	24,688,477

TOTAL INCREASE IN NET ASSETS	25,364,911

NET ASSETS
Beginning of Period	—
End of Period	$25,364,911

* Includes undistributed net investment income of:

SHARE ACTIVITY
Class I:
Shares sold	1,075,000
Shares redeemed	(50,000)
Net increase in shares of beneficial interest outstanding	1,025,000

*	Commencement of Operations was December 4, 2024.

See accompanying notes which are an integral part of these financial statements.

Zacks Earnings Consistent Portfolio ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The		For The		For The	For The
	Six Months Ended		Period Ended		Year Ended		Year Ended	Period Ended
	May 31, 2025		November 30, 2024 **		January 31, 2024		January 31, 2023	January 31, 2022 *
	(Unaudited)
Net asset value, beginning of period	$32.21		$26.57		$23.73		$25.40	$25.00
Activity from investment operations:
Net investment income (1)	0.15		0.23		0.28		0.27	0.08
Net realized and unrealized gain (loss) on investments (4)	(1.45)		5.40		2.74		(1.74)	0.35
Total from investment operations	(1.30)		5.63		3.02		(1.47)	0.43
Less distributions from:
Net investment income	(0.19)		—		(0.19)		(0.21)	(0.03)
Total distributions	(0.19)		—		(0.19)		(0.21)	(0.03)
Capital Share Transaction fees (Note 7)	0.00		0.01		0.01		0.01	0.00
Net asset value, end of period	$30.72		$32.21		$26.57		$23.73	$25.40
Total return (2)	(4.03	)% (6)	21.23	% (6)	12.79	% (7)	(5.72)%	1.71	% (6)
Net assets, at end of period (000s)	$232,797		$203,056		$91,102		$22,640	$11,531
Ratio of gross expenses to average net assets	0.55	% (5)	0.66	% (5)	0.89%		1.93%	3.93	% (5)
Ratio of net expenses to average net assets	0.55	% (5)	0.55	% (5)	0.55%		0.55%	0.55	% (5)
Ratio of net investment income to average net assets	0.98	% (5)	0.95	% (5)	1.11%		1.15%	0.71	% (5)
Portfolio Turnover Rate (3)	29	% (6)	19	% (6)	18%		14%	6	% (6)

*	Commencement of Operations was August 23, 2021.

**	For the period February 1, 2024 to November 30, 2024. Effective February 1, 2024, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

Zacks Small/Mid Cap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The	For The
	Six Months Ended		Year Ended	Period Ended
	May 31, 2025		November 30, 2024	November 30, 2023 *
	(Unaudited)
Net asset value, beginning of period	$36.54		$26.14	$25.00
Activity from investment operations:
Net investment income (1)	0.01		0.23	0.03
Net realized and unrealized gain on investments (4)	(3.54)		10.17	1.09
Total from investment operations	(3.53)		10.40	1.12
Less distributions from:
Net investment income	(0.15)		(0.02)	—
Net realized gains	(0.37)		—	—
Total distributions	(0.52)		(0.02)	—
Capital Share Transaction fees (Note 7)	0.00		0.02	0.02
Net asset value, end of period	$32.49		$36.54	$26.14
Total return (2)	(9.70	)% (6)	39.88%	4.56	% (6)
Net assets, at end of period (000s)	$122,645		$97,755	$8,496
Ratio of gross expenses to average net assets	0.62	% (5)	0.87%	11.88	% (5)
Ratio of net expenses to average net assets	0.55	% (5)	0.55%	0.55	% (5)
Ratio of net investment income to average net assets	0.07	% (5)	0.71%	0.72	% (5)
Portfolio Turnover Rate (3)	102.17	% (6)	103%	3	% (6)

*	Commencement of Operations was October 2, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating values of the Fund’s portfolio.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Focus Growth ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For The
	Period Ended
	May 31, 2025 *
	(Unaudited)
Net asset value, beginning of period	$25.21
Activity from investment operations:
Net investment income (1)	0.03
Net realized and unrealized gain on investments (4)	(0.51)
Total from investment operations	(0.48)
Capital Share Transaction fees (Note 7)	0.02
Net asset value, end of period	$24.75
Total return (2)	(1.82	)% (6)
Net assets, at end of period (000s)	$25,365
Ratio of gross expenses to average net assets	1.91	% (5)
Ratio of net expenses to average net assets	0.55	% (5)
Ratio of net investment income to average net assets	0.22	% (5)
Portfolio Turnover Rate (3)	102	% (6)

*	Commencement of Operations was December 4, 2024.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating values of the Fund’s

(5)	Annualized.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2025

1.	ORGANIZATION

The Zacks Earnings Consistent Portfolio ETF (“ZECP”), Zacks Small/Mid Cap ETF (“SMIZ”) and the Zacks Focus Growth ETF (“GROZ”), (each a “Fund” and collectively the “Funds” or “Zacks ETFs”) are each a diversified series of shares of beneficial interest in the Zacks Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 14, 2018, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ZECP and GROZ both seek to provide long-term total returns and minimize capital loss. SMIZ seeks to generate positive risk-adjusted returns. ZECP commenced operations on August 23, 2021, SMIZ commenced operations on October 2, 2023 and GROZ commenced operations on December 4, 2024.

Effective February 1, 2024, ZECP has changed its fiscal year-end from January 31 to November 30 for operational efficiencies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ

Zacks ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”) of the Trust. The Board has delegated execution of these procedures to Zacks Investment Management, Inc. (the Advisor”) as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the

Zacks ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2025, for each Fund’s assets and liabilities measured at fair value:

Zacks Earnings Consistent Portfolio ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$228,813,678	$—	$—	$228,813,678
Total	$228,813,678	$—	$—	$228,813,678

Zacks ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

Zacks Small/Mid Cap ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$121,024,295	$—	$—	$121,024,295
Total	$121,024,295	$—	$—	$121,024,295

Zacks Focus Growth ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$24,460,803	$—	$—	$24,460,803
Total	$24,460,803	$—	$—	$24,460,803

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

In accordance with each Fund’s investment objectives, each Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Equity Securities Risk – Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk – Stocks of large companies as a group can fall out of favor with the market, causing the Funds to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small and Medium Cap Securities Risk – The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Quantitative Model Risk – Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Funds to achieve their objective.

Management Risk – The Funds are subject to management risk because they are each an actively managed portfolio. The Advisor’s judgments about the attractiveness, value, and stability of particular stocks in which the Funds invest may prove to be incorrect, and there is no guarantee that the Advisor’s judgment will produce the desired results.

Market Risk – Market risk refers to the possibility that the value of securities held by the Funds may decline due to daily fluctuations in the market. Market prices for securities change

Zacks ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. Each Fund’s performance per share will change daily in response to such factors.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Real Estate Investment Trusts (‘REITs”) – The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statement of Operations. During the six months or period ended May 31, 2025, the Funds did not incur any tax-related interest or penalties. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended January 31, 2022, to January 31, 2024, and November 2024, or expected to be taken in the Funds’ November 30, 2025 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal and Delaware state, however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Zacks ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period or six months ended May 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), for the Funds were as follows:

Ticker Symbol	Purchases	Sales
ZECP	$91,045,768	$46,203,502
SMIZ	$139,939,954	$111,524,649
GROZ	$6,060,126	$5,812,254

For the period or six months ended May 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
ZECP	$51,540,512	$10,561,851
SMIZ	$46,524,335	$8,971,819
GROZ	$25,744,239	$1,247,894

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Advisor serves as investment advisor to the Funds. Pursuant to an Advisory Agreement with the Trust, under the oversight of the Board, the Advisor manages the investment and reinvestment of each Funds’ assets. As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.44% of each Fund’s respective average daily net assets. For the period or six months ended May 31, 2025, ZECP, SMIZ and GROZ incurred $471,649, $242,803 and $29,125, respectively, in advisory fees.

Pursuant to an Operating Expenses Limitation Agreement (the “Waiver Agreement”), the Advisor has agreed, at least until April 1, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for

Zacks ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

example option and swap fees and expenses), or extraordinary expenses such as litigation) do not exceed 1.00%. For the period or six months ended May 31, 2025, the Advisor waived fees of $3,176, $40,400 and $91,064 for ZECP, SMIZ and GROZ, respectively. During the period, the Adviser reimbursed additional amounts of $61,939 for GROZ.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and each Fund’s operating expenses are subsequently lower than its respective expense limitation, the Advisor shall be entitled to reimbursement by the applicable Fund provided that such reimbursement does not cause each Fund’s operating expenses to exceed the expense limitation. The Advisor is permitted to receive reimbursement from each Fund for fees it waived and each Fund’s expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of management fees and/or expenses. This Waiver Agreement can be terminated only by, or with the consent, of the Board.

As of November 30, 2024, the Advisor has $602,152 and $220,560 for ZECP and SMIZ, respectively, of waived fees within 3 years of reimbursement that may be recovered by the following dates:

Fund	January 31, 2025	January 31, 2026	January 31, 2027	November 30, 2027	Total
ZECP	$83,584	$196,824	$186,188	$135,556	$602,152

	November 30, 2026	November 30, 2027	Total
SMIZ	$60,714	$159,846	$220,560

Northern Lights Distributors, LLC, (the “Distributor”), is the distributor for the shares of the Funds. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares for the Funds.

The Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets. No distribution or service fees are currently paid by the Funds, and will not be paid by the Funds unless authorized by the Board. There are no current plans to impose these fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for

Zacks ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
ZECP	$205,952,377	$27,936,990	$(5,075,689)	$22,861,301
SMIZ	116,420,861	11,880,602	(7,277,168)	4,603,434
GROZ	23,178,222	1,829,330	(546,749)	1,282,581

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the years ended November 30, 2024, November 30, 2023, January 31, 2024 and January 31, 2023 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
November 30, 2024	Income	Capital Gain	Capital	Total
ZECP	$—	$—	$—	$—
SMIZ	9,090	—	—	9,090

For Fiscal Year Ended	Ordinary	Long-Term	Return of
November 30, 2023	Income	Capital Gain	Capital	Total
SMIZ	$—	$—	$—	$—

For Fiscal Year Ended	Ordinary	Long-Term	Return of
January 31, 2024	Income	Capital Gain	Capital	Total
ZECP	$579,145	$—	$—	$579,145

For Fiscal Year Ended	Ordinary	Long-Term	Return of
January 31, 2023	Income	Capital Gain	Capital	Total
ZECP	$164,525	$—	$—	$164,525

Zacks ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

As of November 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
ZECP	$1,175,621	$—	$—	(3,197,383)	32,225,380	$30,203,618
SMIZ	1,415,942	14,662	—	—	15,361,280	16,791,884

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, unrealized depreciation from investments is primarily attributable to the C-Corporation return of capital distributions and the tax deferral of losses on wash sales.

At November 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
ZECP	$2,144,789	$1,052,594	$3,197,383	$—
SMIZ	—	—	—	3,593

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and realized gain (loss) on in-kind redemptions for the year ended November 30, 2024, as follows:

	Paid
	In	Accumulated
Fund	Capital	Deficit
ZECP	$4,546,150	$(4,546,150)
SMIZ	730,573	(730,573)

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they

Zacks ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2025

are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Advisor may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Funds for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Funds and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Funds. Transactions in capital shares for each Fund are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for each Fund are listed in the table below:

	Fee for In-Kind and	Maximum Additional Variable
Fund	Cash Purchases	Charge for Cash Purchases*
ZECP	$400	0.40%
SMIZ	$400	0.40%
GROZ	$400	0.40%

*	As a percentage of the amount invested.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of Continuance of Advisory Agreement – Zacks Earnings Consistent Portfolio ETF

In connection with a meeting held on April 16, 2025, the Board of Trustees (the “Board”) of Zacks Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the continuance of the investment advisory agreement (the “Advisory Agreement”) between Zacks Investment Management, Inc. (“Zacks” or the “Adviser”) and the Trust, with respect to the Zacks Earnings Consistent Portfolio ETF (the “ECP ETF”). In considering the approval of the continuance of the Advisory Agreement, the Board received materials specifically relating to the ECP ETF and the Advisory Agreement.

The Independent Trustees considered Trust counsel’s guidance and their own business judgment in evaluating the Advisory Agreement and the weight to be given to each factor considered. Based upon its review, the Board concluded that it was in the best interests of the ECP ETF that the continuance of the Advisory Agreement be approved and that the compensation payable thereunder by the ECP ETF to Zacks was fair and reasonable. In considering the approval of the continuance of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below.

Performance. The Board reviewed the performance data for the ECP ETF provided by the Adviser, including one-year and since inception average annual total returns as of December 31, 2024. The Board also reviewed comparisons of the ECP ETF’s performance against its peer group average, Morningstar Category Average and benchmark. The Board noted that the ECP ETF outperformed its peer group average for the twelve-months ended December 31, 2024, underperformed its Morningstar Category Average and benchmark for the twelve-months and the since inception period ended December 31, 2024, and underperformed its peer group average, Morningstar Category Average and benchmark for the since inception period ended December 31, 2024. The Board also took into consideration the background and experience of the portfolio manager. After considering the information provided and presented at the Meeting and at meetings throughout the year, the Board determined that the performance of the ECP ETF was reasonable.

Nature, Extent and Quality of Services. In considering the approval of the continuance of the Advisory Agreement with the Adviser with respect to the ECP ETF, the Board considered the nature, extent, and quality of services that the Adviser provided to the ECP ETF, including the Adviser’s personnel and resources and performance. The Board reviewed the services provided by the Adviser, including the backgrounds of the personnel providing the investment management services and the Adviser’s compliance staff. The Trustees also reviewed information provided regarding risk management and compliance and regulatory matters. The Board also took into account the research and decision-making processes used by the Adviser. The Board concluded that the nature, extent and quality of services provided by the Adviser to the ECP ETF under the Advisory Agreement were satisfactory.

Fees and Expenses. The Board reviewed the ECP ETF’s advisory fee and expense ratio, and reviewed information comparing the advisory fee and expense ratios to those of the peer group and Morningstar category. The Board noted that the ECP ETF’s advisory fee and expense ratio were lower than the peer group average and the ECP ETF’s advisory fee was lower than the Morningstar category average, but the ECP ETF’s expense ratio was higher than the Morningstar category average. The Board also considered the size of the ECP ETF in comparison to the funds in its peer group and the potential for the ECP ETF’s expense ratio to decrease as it gains scale over time. In response to the Trustees’ questions, Mr. Zacks explained how the peer group was selected from the overall category. The Board noted that the Adviser has also agreed to continue to waive fees and limit expenses of the ECP ETF for an additional year. Given these considerations, the Board concluded that the advisory fee paid to the Adviser under the Advisory Agreement was not unreasonable.

Profitability. The Board reviewed the profitability of the Adviser with respect to the ECP ETF for the previous twelve months of operations. The Board concluded that the profitability of the Adviser in connection with the management of the ECP ETF was not unreasonable. After further discussion, the Board concluded that Zacks’ level of profitability was not excessive.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the ECP ETF grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of the ECP ETF’s investors. The Board noted that breakpoints may be an appropriate way for the Adviser to share its economies of scale if the ECP ETF experiences substantial asset growth; however, the Board recognized that the ECP ETF may take some time to reach an asset level where the Adviser could realize significant economies of scale. The Board observed that economies of scale will be considered in the future as the ECP ETF’s asset levels grow.

Conclusion. Based on all the information considered and the conclusions reached, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board determined that the continuance of the Advisory Agreement for an additional one-year period is in the best interests of the ECP ETF.

Approval of Advisory Agreement – Zacks Focus Growth ETF

In connection with a meeting held on July 22, 2024, the Board of Trustees (the “Board”) of Zacks Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between Zacks Investment Management, Inc. (“Zacks” or the “Adviser”) and the Trust, with respect to the Zacks Focus Growth ETF (the “Growth ETF”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Growth ETF and the Advisory Agreement.

The Independent Trustees considered Trust counsel’s guidance and their own business judgment in evaluating the Advisory Agreement and the weight to be given to each factor considered. Based upon its review, the Board concluded that it was in the best interests of the Growth ETF that the Advisory Agreement be approved and that the compensation payable thereunder by the Growth ETF to Zacks was fair and reasonable. In considering the approval of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below.

Performance. The Board noted that the Growth ETF is newly formed and as such does not have a record of prior performance to submit at the Meeting. However, the Board noted that the Adviser manages a separately managed account (the “SMA”) that is comparable to the Growth ETF, and the Board reviewed the performance data of the SMA, including one-year, five-year and since inception average annual total returns as of March 31, 2024. The Board also reviewed comparisons of the SMA’s performance against its benchmark, the Russell 1000® Growth Index, and a Broad Based Securities Market Index, the Russell 3000® Index, as of March 31, 2024, noting that the SMA outperformed the Russell 1000® Growth Index for the one-year period but underperformed the Russell 1000® Growth Index for the five-year and since inception periods, and outperformed the Russell 1000® Growth Index for the one-year, five-year and since inception periods. The Board also took into consideration the background and experience of the prospective portfolio manager. After considering the information provided and presented at the Meeting, including the returns presented for the SMA managed by the Adviser and the Adviser’s presentation, the Board concluded that the Adviser should be able to adequately fulfill the Growth ETF’s investment mandate.

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement, the Board considered the nature, extent, and quality of services that the Adviser will provide to the Growth ETF, including the Adviser’s personnel and resources and performance. The Board reviewed the services the Adviser will provide in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and the Adviser’s compliance staff. The Trustees also reviewed information provided regarding risk management and compliance and regulatory matters. The Board also took into account the research and decision-making processes used by the Adviser. The Board concluded that the nature, extent and quality of services the Adviser will provide were satisfactory.

Fees and Expenses. The Board reviewed the Growth ETF’s proposed advisory fee and expense ratio, and reviewed information comparing the advisory fee and expense ratios to those of the applicable peer group and Morningstar category. The Board noted that the proposed advisory fee for the Growth ETF was equal to the peer group average and below the Morningstar category average, and the proposed net expense ratio for the Growth ETF was below both the peer group and Morningstar category averages. In response to the Trustees’ questions, Mr. Zacks explained how the peer group was selected from the overall category. The Board noted that the Adviser has also agreed to waive fees and limit expenses of the Growth ETF. Given these considerations, the Board concluded that Zacks’ proposed advisory fees were not unreasonable.

Profitability. The Board reviewed the estimated profitability of the Adviser with respect to the Growth ETF. The Board concluded that the estimated profitability of the Adviser in connection with the management of the Growth ETF was not unreasonable and at a level to adequately incentivize the Adviser to provide high quality services. After further discussion, the Board concluded that Zacks’ expected level of profitability was not excessive.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Growth ETF grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of the Growth ETF’s investors. The Board noted that breakpoints may be an appropriate way for the Adviser to share its economies of scale if the Growth ETF experiences substantial asset growth; however, the Board recognized that the Growth ETF may take some time to reach an asset level where the Adviser could realize significant economies of scale. The Board observed that economies of scale will be considered in the future as the Growth ETF’s asset levels grow.

Conclusion. Based on all the information considered and the conclusions reached, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board determined that the terms of the Advisory Agreement are fair and reasonable, and that the approval of the Advisory Agreement for an initial two-year term is in the best interests of the Growth ETF.

INVESTMENT ADVISOR

Zacks Investment Management, Inc.

10 S. Riverside Plaza, Suite 1600

Chicago, IL 60606

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street Suite 100

Elkhorn, Nebraska 68022

ZACKSETF-SA25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto. . Exhibit 99. CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zacks Trust

By	/s/ Mitch Zacks
Mitch Zacks
Principal Executive Officer/President
Date: 08/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitch Zacks
Mitch Zacks
Principal Executive Officer/President
Date: 08/08/2025

By	/s/ Donald Ralph
Donald Ralph
Principal Financial Officer
Date: 08/08/2025